STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]		Deferred Stock - based compensation [Member]	Deficit accumulated during the development stage [Member]	Total
Balance at Sep. 22, 2000	$ 0		$ 0		$ 0	$ 0	$ 0
Stock issued on September 22, 2000 for cash at $0.00188 per share	1		16		0	0	17
Stock issued on September 22, 2000 for cash at $0.00188 per share (in shares)	8,500,000
Stock issued on June 30, 2001 for cash at $0.0375 per share	0	[1]	60		0	0	60
Stock issued on June 30, 2001 for cash at $0.0375 per share (in shares)	1,600,000
Contribution of capital	0		8		0	0	8
Net loss	0		0		0	(17)	(17)
Balance at Mar. 31, 2001	1		84		0	(17)	68
Balance (in shares) at Mar. 31, 2001	10,100,000
Contribution of capital	0		11		0	0	11
Net loss	0		0		0	(26)	(26)
Balance at Mar. 31, 2002	1		95		0	(43)	53
Balance (in shares) at Mar. 31, 2002	10,100,000
Contribution of capital	0		15		0	0	15
Net loss	0		0		0	(47)	(47)
Balance at Mar. 31, 2003	1		110		0	(90)	21
Balance (in shares) at Mar. 31, 2003	10,100,000
2-for-1 stock split	0	[1]	0		0	0	0
2-for-1 stock split (in shares)	10,100,000
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share	0	[1]	6		0	0	6
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share (in shares)	100,000
Stock cancelled during period value	0	[1]	0	[1]	0	0	0
Stock cancelled during period shares (in shares)	(10,062,000)
Contribution of capital	0	[1]	15		0	0	15
Net loss	0		0		0	(73)	(73)
Balance at Mar. 31, 2004	1		131		0	(163)	(31)
Balance (in shares) at Mar. 31, 2004	10,238,000
Stock granted during period value share based compensation	0	[1]	17,506		0	0	17,506
Stock granted during period shares share based compensation (in shares)	2,025,000
Stock-based compensation related to shares and options granted to directors and employee	0		5,979		(5,979)	0	0
Stock cancelled during period value	0	[1]			0	0	0
Stock cancelled during period shares (in shares)	(1,800,000)
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses	0	[1]	60		0	0	60
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses (in shares)	8,510,000
Contribution of capital	0		7		0	0	7
Stock issued during period value for private placement	0	[1]	1,418		0	0	1,418
Stock issued during period value for private placement (in shares)	1,894,808
Amortization of deferred stock-based compensation related to options and shares granted to employees and directors	0		0		584	0	584
Net loss	0		0		0	(18,840)	(18,840)
Balance at Mar. 31, 2005	1		25,101		(5,395)	(19,003)	704
Balance (in shares) at Mar. 31, 2005	20,867,808
Stock granted during period value share based compensation	0	[1]	662		0	0	662
Stock granted during period shares share based compensation (in shares)	934,904
Stock-based compensation related to shares and options granted to directors and employee	0	[1]	486		(486)	0	0
Stock-based compensation related to shares and options granted to directors and employees (in shares)	200,000
Amortization of deferred stock-based compensation related to options and shares granted to employees and directors	0		51		1,123	0	1,174
Stock issued on May 12, 2005 for private placement at $0.80 per share	0	[1]	149		0	0	149
Stock issued on May 12, 2005 for private placement at $0.80 per share (in shares)	186,875
Stock issued on July 27, 2005 for private placement at $0.60 per share	0	[1]	99		0	0	99
Stock issued on July 27, 2005 for private placement at $0.60 per share (in shares)	165,000
Stock issued on September 30, 2005 for private placement at $0.80 per share	0	[1]	225		0	0	225
Stock issued on September 30, 2005 for private placement at $0.80 per share (in shares)	312,500
Stock issued on December 7, 2005 for private placement at $0.80 per share	0	[1]	135		0	0	135
Stock issued on December 7, 2005 for private placement at $0.80 per share (in shares)	187,500
Forfeiture of options granted to employees	0		(3,363)		3,363	0	0
Reclassification due to application of ASC 815-40-25	0		(7,906)				(7,906)
Beneficial conversion feature related to convertible loans	0		164		0	0	164
Net loss	0		0		0	(3,317)	(3,317)
Balance at Mar. 31, 2006	1		15,803		(1,395)	(22,320)	(7,911)
Balance (in shares) at Mar. 31, 2006	22,854,587
Stock granted during period value share based compensation	0		453		0	0	453
Stock granted during period shares share based compensation (in shares)	1,147,225
Stock-based compensation related to shares and options granted to directors and employee	0	[1]	1,168		0	0	1,168
Stock-based compensation related to shares and options granted to directors and employees (in shares)	200,000
Reclassification due to application of ASC 815-40-25	0		7,191		0	0	7,191
Beneficial conversion feature related to convertible loans	0		1,086		0	0	1,086
Elimination of deferred stock compensation due to implementation of ASC 718-10	0		(1,395)		1,395	0	0
Warrants issued to convertible note holder	0		11		0	0	11
Warrants issued to loan holder	0		110		0	0	110
Net loss	0		0		0	(3,924)	(3,924)
Balance at Dec. 31, 2006	1		24,427		0	(26,244)	(1,816)
Balance (in shares) at Dec. 31, 2006	24,201,812
Stock granted during period value share based compensation			1,446		0	0	1,446
Stock granted during period shares share based compensation (in shares)	544,095
Stock-based compensation related to shares and options granted to directors and employee	0	[1]	1,232		0	0	1,232
Stock-based compensation related to shares and options granted to directors and employees (in shares)	200,000
Exercise of warrants	0	[1]	214		0	0	214
Exercise of warrants (in shares)	3,832,621
Stock issued during period value for private placement	1		1,999		0	0	2,000
Stock issued during period value for private placement (in shares)	11,500,000
Beneficial conversion feature related to convertible loans	0		407		0	0	407
Warrants issued to convertible note holder	0		109		0	0	109
Conversion of convertible loans	0	[1]	224		0	0	224
Conversion of convertible loans (in shares)	725,881
Net loss	0		0		0	(6,244)	(6,244)
Balance at Dec. 31, 2007	2		30,058		0	(32,488)	(2,428)
Balance (in shares) at Dec. 31, 2007	41,004,409
Stock granted during period value share based compensation	0		33		0	0	33
Stock granted during period shares share based compensation (in shares)	90,000
Stock-based compensation related to shares and options granted to directors and employee	0		731		0	0	731
Exercise of options	0	[1]	3		0	0	3
Exercise of options (in shares)	17,399
Exercise of warrants	0	[1]	0		0	0	0
Exercise of warrants (in shares)	1,860,000
Stock issued during period value for private placement	1		1,499		0	0	1,500
Stock issued during period value for private placement (in shares)	8,625,000
Conversion of convertible loans	0	[1]	1,276		0	0	1,276
Conversion of convertible loans (in shares)	3,644,610
Subscription of shares for private placement	0		281		0	0	281
Net loss	0		0		0	(3,472)	(3,472)
Balance at Dec. 31, 2008	3		33,881		0	(35,960)	(2,076)
Balance (in shares) at Dec. 31, 2008	55,241,418
Stock granted during period value share based compensation	0	[1]	775		0		775
Stock granted during period shares share based compensation (in shares)	5,284,284
Stock-based compensation related to shares and options granted to directors and employee	0		409		0		409
Exercise of warrants	0	[1]	0		0		0
Exercise of warrants (in shares)	3,366,783
Stock issued during period value for private placement	1		0		0		1
Stock issued during period value for private placement (in shares)	9,916,667
Conversion of convertible loans	0	[1]	200		0		200
Conversion of convertible loans (in shares)	2,500,000
Subscription of shares for private placement	0		729		0		729
Net loss	0		0		0	(1,781)	(1,781)
Balance at Dec. 31, 2009	4		35,994		0	(37,741)	(1,743)
Balance (in shares) at Dec. 31, 2009	76,309,152
Stock granted during period value share based compensation	0	[1]	96		0	0	96
Stock granted during period shares share based compensation (in shares)	443,333
Stock-based compensation related to shares and options granted to directors and employee	0	[1]	388		0	0	388
Stock-based compensation related to shares and options granted to directors and employees (in shares)	466,667
Conversion of convertible note	0	[1]	135		0	0	135
Conversion of convertible note (in shares)	402,385
Exercise of options	0	[1]	77		0	0	77
Exercise of options (in shares)	1,540,885
Exercise of warrants	0	[1]	11		0	0	11
Exercise of warrants (in shares)	3,929,446
Issuance of shares on account of previously subscribed shares	0	[1]	0		0	0	0
Issuance of shares on account of previously subscribed shares (in shares)	2,000,001
Stock issued during period value for private placement	1		1,750		0	0	1,751
Stock issued during period value for private placement (in shares)	7,250,000
Conversion of convertible loans	0	[1]	189		0	0	189
Conversion of convertible loans (in shares)	1,016,109
Issuance of shares for public offering			400				400
Issuance of shares for public offering (in shares)	2,475,000
Conversion of trade payable to stock			201				201
Subscription of shares for private placement			455		0	0	455
Net loss						(2,419)	(2,419)
Balance at Dec. 31, 2010	5		36,696		0	(40,160)	(459)
Balance (in shares) at Dec. 31, 2010	95,832,978
Stock granted during period value share based compensation	0		449		0	0	449
Stock granted during period shares share based compensation (in shares)	474,203
Stock-based compensation related to shares and options granted to directors and employee	0		1,135		0	0	1,135
Stock-based compensation related to shares and options granted to directors and employees (in shares)	2,025,040
Conversion of convertible note	0		140		0	0	140
Conversion of convertible note (in shares)	755,594
Exercise of options	0		243		0	0	243
Exercise of options (in shares)	1,648,728
Exercise of warrants	0		272		0	0	272
Exercise of warrants (in shares)	1,046,834
Issuance of shares for private placement	1		3,601		0	0	3,602
Issuance of shares for private placement (in shares)	14,160,933
Issuance of shares on account of previously subscribed shares	0		24		0	0	24
Issuance of shares on account of previously subscribed shares (in shares)	10,499,999
Net loss	0		0		0	(3,918)	(3,918)
Balance at Dec. 31, 2011	6		45,560		0	(44,078)	1,488
Balance (in shares) at Dec. 31, 2011	126,444,309
Stock granted during period value share based compensation	0		195		0	0	195
Stock granted during period shares share based compensation (in shares)	794,423
Stock-based compensation related to shares and options granted to directors and employee	0		560		0	0	560
Stock-based compensation related to shares and options granted to directors and employees (in shares)	885,000
Exercise of options	0	[1]	137		0	0	137
Exercise of options (in shares)	1,182,606						(1,182,606)
Exercise of warrants	0	[1]	9		0	0	9
Exercise of warrants (in shares)	959,729
Issuance of shares for private placement	1		5,022			0	5,023
Issuance of shares for private placement (in shares)	19,818,968
Net loss	0		0		0	(3,430)	(3,430)
Balance at Dec. 31, 2012	$ 7		$ 51,483		$ 0	$ (47,508)	$ 3,982
Balance (in shares) at Dec. 31, 2012	150,085,035

[1]	Represents an amount less than $1.